Borrowings - Schedule of Other Financial Institutions and Third Parties (Details)		12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Debt Instrument [Line Items]
Loan amount	[1]	$ 10,435,953	$ 12,922,221	¥ 74,758,978	¥ 93,908,363
Total		52,799,082	25,788,560	376,937,949	186,098,363
Less: current portion		20,624,062	25,788,560	146,448,978	186,098,363
Long term portion		32,175,020		230,488,971
China Construction Bank [Member]
Debt Instrument [Line Items]
Loan amount		$ 209,392	$ 206,407	¥ 1,500,000	¥ 1,500,000
China Construction Bank [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date		October 12, 2024	October 11, 2023
Expiration Date		October 12, 2025	October 11, 2024
Effective Interest Rate		3.10%	3.60%	3.10%	3.60%
China Construction BankOne [Member]
Debt Instrument [Line Items]
Loan amount		$ 628,176	$ 1,169,639	¥ 4,500,000	¥ 8,500,000
China Construction BankOne [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date		October 23, 2024	October 25, 2023
Expiration Date		October 23, 2025	October 25, 2024
Effective Interest Rate		2.80%	3.10%	2.80%	3.10%
China Construction Bank [Member]
Debt Instrument [Line Items]
Loan amount		$ 558,378		¥ 4,000,000
China Construction Bank [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date		October 24, 2024
Expiration Date		October 24, 2025
Effective Interest Rate		2.80%		2.80%
Jiujiang Bank [Member]
Debt Instrument [Line Items]
Loan amount		$ 209,392		¥ 1,500,000
Jiujiang Bank [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date		July 3, 2024
Expiration Date		July 2, 2025
Effective Interest Rate		1.55%		1.55%
Rizhao Bank [Member]
Debt Instrument [Line Items]
Loan amount		$ 1,394,550		¥ 9,990,000
Rizhao Bank [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date		January 24, 2025
Expiration Date		January 24, 2026
Effective Interest Rate		3.20%		3.20%
Ningbo Yuyao Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Loan amount		$ 1,395,946	$ 3,122,247	¥ 10,000,000	¥ 22,690,000
Ningbo Yuyao Rural Commercial Bank [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date		April 3, 2025	From May 31, 2024, to June 18, 2024
Expiration Date		March 12, 2028	July 23, 2024, to August 12, 2024
Effective Interest Rate		3.20%	5.00%	3.20%	5.00%
Syndicated loan [Member]
Debt Instrument [Line Items]
Loan amount	[2]	$ 27,931,343		¥ 200,088,971
Syndicated loan [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date	[2]	From May 12, 2025 to June 27, 2025
Expiration Date	[2]	December 31, 2029
Effective Interest Rate		1.50%		1.50%
Third party A [Member]
Debt Instrument [Line Items]
Loan amount		$ 180,573	$ 180,573
Third party A [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date		May 24, 2025	May 24, 2024
Expiration Date		May 23, 2026	May 23, 2025
Effective Interest Rate		3.00%	3.00%	3.00%	3.00%
Third party B [Member]
Debt Instrument [Line Items]
Loan amount	[3]	$ 2,847,730	$ 5,504,183	¥ 20,400,000	¥ 40,000,000
Third party B [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date	[3]	January 16, 2025	January 17, 2024
Expiration Date	[3]	January 17, 2027	January 17, 2025
Effective Interest Rate		8.00%	8.00%	8.00%	8.00%
Third party C [Member]
Debt Instrument [Line Items]
Loan amount	[4]	$ 2,093,919		¥ 15,000,000
Third party C [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date	[4]	From August 14 to 23, 2024
Expiration Date	[4]	August 14, 2025
Effective Interest Rate		5.00%		5.00%
Third party C One [Member]
Debt Instrument [Line Items]
Loan amount	[4]	$ 1,395,946		¥ 10,000,000
Third party C One [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date	[4]	December 30, 2024
Expiration Date	[4]	June 30, 2025
Effective Interest Rate		5.00%		5.00%
Third party C [Member]
Debt Instrument [Line Items]
Loan amount	[4]	$ 1,116,757		¥ 8,000,000
Third party C [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date	[4]	January 22, 2025
Expiration Date	[4]	July 21, 2025
Effective Interest Rate		5.00%		5.00%
Third party D [Member]
Debt Instrument [Line Items]
Loan amount		$ 1,005,081		¥ 7,200,000
Third party D [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date		December 6, 2024
Expiration Date		June 30, 2026
Effective Interest Rate		5.00%		5.00%
Third party E [Member]
Debt Instrument [Line Items]
Loan amount	[4]	$ 1,395,946		¥ 10,000,000
Third party E [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date	[4]	January 16, 2025
Expiration Date	[4]	July 15, 2025
Effective Interest Rate		5.00%		5.00%
CITIC Bank [Member]
Debt Instrument [Line Items]
Loan amount			$ 1,376,046		¥ 10,000,000
CITIC Bank [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date			November 30, 2023
Expiration Date			November 29, 2024
Effective Interest Rate			4.30%		4.30%
Huaxia Bank [Member]
Debt Instrument [Line Items]
Loan amount			$ 1,307,244		¥ 9,500,000
Huaxia Bank [Member] | Long-Term Debt [Member]
Debt Instrument [Line Items]
Issuance Date			December 18, 2023
Expiration Date			December 18, 2024
Effective Interest Rate			4.50%		4.50%

[1]	The Company entered into purchase financing agreements with three third parties, involving an aggregate principal amount of approximately $20.6 million (RMB 150 million) and $20.6 million (RMB 150 million), respectively, during the fiscal year ended June 30, 2025 and 2024. These agreements provide revolving short-term financing, under which the third parties advance funds to facilitate sales of the Company to customers with credit term requirements. The Company is obligated to repay the outstanding principal and interest to these third parties if the end customers default on their payments. The loans were charged at a fixed interest rate ranging from 6.84% to 11% per annum. Each of the revolving loan will be due within 30 to 45 days from the drawdown date. Subsequent to June 30, 2025, the outstanding balance of revolving loan were all paid off.
[2]

In March 2025, Net Plastic New Material entered into a syndicated bank loan agreement with four banks for an aggreate principal amount of approximately $36.3 million (RMB 260.0 million). The syndicated loan carries a floating interest rate, benchmarked against the 5-year LPR plus a fixed spread of 1.5%, which is reset annually. Additionally, the participating banks retain the right to unilaterally adjust the floating rate. As of June 30, 2025, the applicable interest rates ranged from 5.0% to 5.1%.

The interest payment is due quarterly. The term of the loan is 57 months from the first drawdown date on May 12, 2025, with principal repayments due pursuant to the repayment schedule outlined syndicated bank loan agreement.

[3]	In January 2024, Net Plastic New Material entered into an investment agreement with Puyang Hongbo Fanxiang Entrepreneurs Service Co., Ltd (“Puyang Hongbo”), receiving approximately $5.5 million (RMB 40 million) as convertible debt. Pursuant to the agreement, there is a 12 months observation period, during which Puyang Hongbo has the right to convert all or a portion of the outstanding debt into equity of Net Plastic New Material at a fixed conversion price of RMB 1.00 per share. During the observation period and before the debt is converted to equity, the Company is obligated to pay interest at 8% per annum. Upon the expiry of observation period, any unconverted amount will automatically be extended with a maturity term of 36 months from the January 17, 2024. Net Plastic New Materia is obligated to repay the unconverted portion of principal and interest at 8% per annum.
[4]	The loans from Third party C and E, totaling to $6,002,568 (approximately RMB 43,000,000) as of June 30, 2025 were subsequently extended by borrowers to March 31, 2026.